Lease Liabilities - Schedule of lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Aug. 01, 2019	Jul. 31, 2019
Operating Lease [Line Items]
Total lease liabilities	$ 43,885	$ 29,116	$ 21,360	$ 0
Lease additions		9,030
Lease liabilities acquired on business combination	17,059
Lease disposals	(789)
Lease payments	(4,835)	(4,341)
Interest expense on lease liabilities	3,334	3,067
Current	1,730	4,772
Non-current	$ 42,155	$ 24,344
Adjustment on adoption of IFRS 16
Operating Lease [Line Items]
Total lease liabilities			$ 21,360